Net sales	12 Months Ended
Dec. 31, 2019
Sale of goods [Line Items]
Net sales

20.   Net sales

(a)The Group’s revenues are mostly from sales of gold and precious metals in the form of concentrates, including silver-lead, silver-gold, zinc and lead-gold-copper concentrates and ounces of gold. Set out below is the disaggregation of the Group’s revenue from contracts with customers:

	2019	2018	2017
	US$(000)	US$(000)	US$(000)

Revenues by geographic region:
Metal and concentrates sales -
Peru	476,978	521,017	516,054
America - other than Peru	171,769	370,624	471,863
Asia	105,645	120,519	120,719
Europe	60,475	100,792	79,837

	814,867	1,112,952	1,188,473

Services -
Peru	23,501	23,712	14,903
America - other than Peru	130	289	14,794
Europe	30	—	—
	23,661	24,001	29,697

Royalties -
Peru	22,297	20,385	20,739

	860,825	1,157,338	1,238,909

	2019	2018	2017
	US$(000)	US$(000)	US$(000)

Revenues by type of good or services:
Sales by metal -
Silver	298,171	362,122	393,257
Gold	254,194	411,877	510,982
Copper	238,304	274,761	268,527
Zinc	149,317	164,666	170,518
Lead	89,141	85,555	85,957
Manganese sulfate	6,046	6,655	6,317
Indium	—	—	66
	1,035,173	1,305,636	1,435,624
Commercial deductions	(220,306)	(192,684)	(247,151)
	814,867	1,112,952	1,188,473
Sales by services -	23,661	24,001	29,697
Royalties income -	22,297	20,385	20,739

Total revenue from contracts with customers	860,825	1,157,338	1,238,909

Revenues by type of recognition:
Goods transferred at a point in time	814,867	1,112,952	1,188,473
Services transferred over time	23,661	24,001	29,697
Royalties at a point of time	22,297	20,385	20,739

	860,825	1,157,338	1,238,909

(b)Set out below, is the reconciliation of the revenue from contracts with customers with the amounts disclosed in the consolidated statement of profit or loss:

	2019	2018	2017
	US$(000)	US$(000)	US$(000)

Contracts with customers for sale of goods	814,867	1,112,952	1,188,473
Hedge operations	4,322	(1,398)	(10,921)
Fair value of accounts receivables	2,347	(6,013)	8,417
Adjustments to prior period liquidations	394	788	1,237
Net sale of goods	821,930	1,106,329	1,187,206

Net sale of services	23,661	24,001	29,697

Royalty income	22,297	20,385	20,739

	867,888	1,150,715	1,237,642

(c)Performance obligations -

The performance obligation of the sale of goods is satisfied upon delivery of the goods and payment is generally due within 30 to 90 days from delivery. Performance obligation of services is satisfied over-time and payment is generally due upon completion and acceptance of service.

(d)Concentration of sales -

In 2019, the three customers with sales of more than 10 percent of total net sales represented 25,  16 and 11 percent from the total net sales of the Group (three customers by 32 , 13 and 11 percent during 2018 and three customers by 28,  15 and 10 percent during 2017). As of December 31, 2019, 84 percent of the accounts receivable correspond to these customers (43 percent as of December 31, 2018). These customers are related to the mining business.

The Group’s sales of gold and concentrates are delivered to investment banks and national and international well-known companies. Some of these clients have long-term sales contracts with the Group that guarantee supplying them the production from the Group’s mines.

(e)Sales expenses -

Sales expenses represent 3%,  2% and 2% of the total operating income for the years 2019, 2018 and 2017, respectively. Sales expenses corresponds mainly to transportation services and services and shipping costs. Transportation services represent 58% of the caption for the years 2019, 2018 and 2017. Shipping services and expenses represent 22%,  21% and 8% of the caption for the years 2019, 2018 and 2017.

Sociedad Minera Cerro Verde S.A.A. [Member]
Sale of goods [Line Items]
Net sales

14.  Sales of goods

(a)This item is made up as follows:

	For the year ended		For the year ended		For the year ended
	December 31, 2019		December 31, 2018		December 31, 2017
	Pounds (000)	US$(000)	Pounds (000)	US$(000)	Pounds (000)	US$(000)

Copper in concentrate	912,974	2,294,249	962,113	2,458,088	979,243	2,702,508
Copper cathode	88,875	244,277	86,346	251,908	84,679	241,725
Other (primarily silver and molybdenum concentrate)		358,368		351,934		267,033
Subtotal Sales		2,896,894		3,061,930		3,211,266
Less: Royalty contributions (see Note 2(k))		(6,828)		(7,904)		(8,335)

Total net sales		2,890,066		3,054,026		3,202,931

Sales to related parties totaled US$2.7 billion for the year ended December 31, 2019 (US$2.9 billion for the year ended December 31, 2018 and US$3.0 billion for the year ended December 31, 2017).

As described in Note 2(d), the Company’s copper sales are provisionally priced at shipment. Adjustments to the provisional prices are recognized as gains and losses in sales of goods through the month of settlement. Adjustments to provisional priced copper and molybdenum sales resulted in an increase to net sales of goods totaling US$56.8 million for the year ended December 31, 2019, and a decrease of US$88.8 million for the year ended December 31, 2018.

(b)The following table shows net sales by geographic region based on the final destination port:

	For the year ended	For the year ended	For the year ended
	December 31, 2019	December 31, 2018	December 31, 2017
	US$(000)	US$(000)	US$(000)

Asia	2,374,350	2,404,530	2,416,826
North America	265,599	295,448	287,174
South America (primarily Peru)	168,077	136,400	193,174
Europe	77,716	209,894	314,092
Central America	11,152	15,658	—
	2,896,894	3,061,930	3,211,266
Less: Royalty contributions (see Note 2(k))	(6,828)	(7,904)	(8,335)

Total net sales	2,890,066	3,054,026	3,202,931

(c)Concentration of sales -

For the year ended December 31, 2019 92% of the Company’s sales were to related entities (FMC, Sumitomo Metal Mining Company and Climax Molybdenum). For the years ended December 31, 2018 and 2017 94% of the Company’s sales were to these related entities, respectively.

Minera Yanacocha SRL and subsidiary [Member]
Sale of goods [Line Items]
Net sales

16.   Revenue from contracts with customers

(a)The Company’s revenues are mainly from sales of gold ounces. The table below presents the net sales to customers by geographic region:

	2019	2018	2017
	US$(000)	US$(000)	US$(000)

Sales and services by geographic region:
Metal sales
Europe (Switzerland)	734,526	518,664	491,887
America	—	139,989	179,018
	734,526	658,653	670,905

(b)Other operating revenue is made up as follows:

	2019	2018	2017
	US$(000)	US$(000)	US$(000)

Copper and silver in concentrate	4,098	20,442	17,509
Others	678	1,523	4,361

	4,776	21,965	21,870

For the year ended December 31, 2019, 2018 and 2017, the amount of the subsequent changes in fair value of the trade receivable were US $176, US $15 and US $346, respectively and are presented as part of the caption “Copper and silver in concentrate”.

(c)Concentration of sales –

In 2019, the 100% of Dore sales was performed to Royal Bank of Canada consigned to Argor Hereaus (Switzerland) and no copper concentrate sales performed during the period. As of December 31, 2018, 79% to Switzerland (Scotia Mocatta consigned to Valcambi 52% and Royal Bank of Canada consigned to Argor Hereaus 27%) and 21% to United States of America (Dore across Scotia Mocatta consigned by Asahi 20% and Copper Concentrate to MCC Non Ferrous Trading 0.1%). Related to Copper Concentrate as of December 31, 2019 and 2018, 100% of accounts receivables are related to MCC Non Ferrous Trading.

The Company's sales of gold and concentrates are delivered to investment banks and national and international well-known companies. Some of these clients have long-term sales contracts with the Company for the supply of the production from the Company’s mines.